Operating Expense - Summary of Operating Expenses and Other Operating Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	€ (47,210)	€ (46,503)	€ (35,818)
General and administrative expenses	(19,497)	(17,741)	(16,405)
Marketing and market access expenses	(634)	(876)	(992)
Reorganization And Restructuring Expenses	0	505	11
Other operating income (expense)	(316)	(141)	(652)
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	67,658	64,756	53,855
Current provisions	40	40
Raw materials & consumables used
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(1,755)	(1,831)	(1,876)
General and administrative expenses	(294)	(337)	(248)
Marketing and market access expenses	(6)	(4)	(3)
Reorganization And Restructuring Expenses	0	0	0
Other operating income (expense)	0	0	0
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	2,056	2,172	2,128
Contracted research & development activities conducted by third parties
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(20,766)	(23,455)	(17,407)
General and administrative expenses	(139)	(205)	(71)
Marketing and market access expenses	(1)	(1)	(1)
Reorganization And Restructuring Expenses	0	0	0
Other operating income (expense)	0	0	0
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	20,906	23,661	17,479
Employee expenses
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(13,577)	(12,475)	(10,029)
General and administrative expenses	(8,145)	(7,486)	(6,772)
Marketing and market access expenses	(571)	(556)	(565)
Reorganization And Restructuring Expenses	0	0	0
Other operating income (expense)	0	0	0
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	22,293	20,517	17,366
Other expenses (maintenance, fees, travel, taxes)
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(9,746)	(7,452)	(5,177)
General and administrative expenses	(10,565)	(9,396)	(9,168)
Marketing and market access expenses	(50)	(300)	(416)
Reorganization And Restructuring Expenses	0	0	0
Other operating income (expense)	(360)	(222)	(667)
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	20,723	17,370	15,429
Depreciation, amortization & impairment charges
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(1,366)	(1,291)	(1,328)
General and administrative expenses	(354)	(317)	(146)
Marketing and market access expenses	(6)	(14)	(6)
Reorganization And Restructuring Expenses	0	505	11
Other operating income (expense)	(12)	0	0
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	1,737	1,117	1,469
Gain / (loss) on disposal of property, plant & equipment
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	0	0	0
General and administrative expenses	0	0	0
Marketing and market access expenses	0	0	0
Reorganization And Restructuring Expenses	0	0	0
Other operating income (expense)	56	81	16
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	€ (56)	€ (81)	€ (16)